Rule 497(e)
                                                       Registration No. 33-84842



                             The Bear Stearns Funds
                               Balanced Portfolio
                         Supplement Dated March 17, 1999
                   to the Statement of Additional Information
                               Dated July 28, 1998

         The Bear Stearns Funds Balanced Portfolio Statement of Additional Information is supplemented as follows:

         The following replaces the disclosure under "MANAGEMENT OF THE FUND" on pages 16 to 18.

                  Trustees and officers of the Fund, together with information as to their principal business occupations during at least the last five years, are shown below. Each Trustee who is an "interested person" of the Fund, as defined in the 1940 Act, is indicated by an asterisk.


              Name and Address                                  Position                        Principal Occupation
                  (and age)                                     with Fund                      During Past Five Years
                  ---------                                     ---------                      ----------------------

         Peter M. Bren (64)                                      Trustee                      President  of The Bren Co.  since
         126 East 56th Street                                                                 1969;   President  of  Koll,  Bren
         New York, NY  10021                                                                  Realty    Advisors    and   Senior
                                                                                              Partner for Lincoln Properties prior
                                                                                              thereto.

         Alan J. Dixon* (70)                                     Trustee                      Partner of Bryan Cave,  a law firm
         7535 Claymont Court                                                                  in St. Louis since  January  1993;
         Apt. #2                                                                              United States  Senator of Illinois
         Belleville, IL  62223                                                                from 1981 to 1993.

         John R. McKernan, Jr. (50)                              Trustee                      Chairman   and   Chief   Executive
         P.O. Box 15213                                                                       Officer  of  McKernan  Enterprises
         Portland, ME  02110                                                                  since  January  1995;  Governor of
                                                                                              Maine prior thereto.

         M.B. Oglesby, Jr. (56)                                  Trustee                      Consultant   since   March   1998;
         700 13th Street, N.W.                                                                President   and  Chief   Executive
         Suite 400                                                                            Officer.  Association  of American
         Washington, D.C.  20005                                                              Railroads  from June 1997 to March
                                                                                              1998; Vice Chairman of Cassidy &


                                                                                              Associates from February 1996 to June
                                                                                              1997; Senior Vice President of RJR
                                                                                              Nabisco, Inc. from April 1989 to
                                                                                              February 1996; Former Deputy Chief
                                                                                              of Staff-White House from 1988 to
                                                                                              January 1989.

         Michael Minikes* (53)                                   Trustee                      Senior  Managing  Director of Bear
         245 Park Avenue                                         Chairman                     Sterns   since   September   1985;
         New York, NY  10167                                                                  Chairman  of BSFM  since  December
                                                                                              1997;  Treasurer  of  Bear  Sterns
                                                                                              since January  1986;  Treasurer of
                                                                                              the  Bear  Sterns  Companies  Inc.
                                                                                              since September 1985;  Director of
                                                                                              The  Bear  Sterns  Companies  Inc.
                                                                                              since October 1989.

         Donalda L. Fordyce (39)                                 President                    Senior  Managing  Director of Bear
         575 Lexington Avenue                                                                 Stearns    since    March    1996;
         New York, NY  10022                                                                  previously Vice  President,  Asset
                                                                                              Management Group, Goldman Sachs from
                                                                                              1986 to 1996.

         Barry Sommers (30)                                      Executive Vice               Managing   Director  and  Head  of
         575 Lexington Avenue                                    President                    Marketing   and   Sales  for  Bear
         New York, NY  10022                                                                  Sterns  Funds  since  March  1997;
                                                                                              Vice   President  in  Mutual  Fund
                                                                                              Sales,  Goldman,  Sachs & Co. from
                                                                                              May   1995  to  May   1997;  Vice
                                                                                              President,    Putnam   Investments
                                                                                              from May 1992 to May 1995.

         Stephen A. Bornstein (55)                               Secretary                    Managing      Director,      Legal
         575 Lexington Avenue                                                                 Department;  General Counsel, Bear
         New York, NY  10022                                                                  Stearns Asset Management.



                                       2

         Frank J. Maresca (40)                                   Vice President and           Managing  Director of Bear Stearns
         575 Lexington Avenue                                    Treasurer                    since   September   1994;    Chief
         New York, NY  10022                                                                  Executive  Officer  and  President
                                                                                              of BSFM since December 1997; Associate
                                                                                              Director of Bear Stearns from
                                                                                              September 1993 to September 1994;
                                                                                              Vice President of Bear Stearns from
                                                                                              March 1992 to September 1993.

         Vincent L. Pereira (33)                                 Assistant                    Associate    Director    of   Bear
         575 Lexington Avenue                                    Treasurer                    Stearns  since   September   1995;
         New York, NY  10022                                                                  Treasurer  and  Secretary  of BSFM
                                                                                              since    December    1997;    Vice
                                                                                              President  of  Bear  Stearns  from
                                                                                              May   1993  to   September   1995;
                                                                                              Assistant    Vice   President   of
                                                                                              Mitchell       Hutchins      Asset
                                                                                              Management  Inc. from October 1992
                                                                                              to May 1993.



                                       3


                                                                     Rule 497(e)
                                                       Registration No. 33-84842

                             The Bear Stearns Funds
                            Large Cap Value Portfolio
                            Small Cap Value Portfolio
                                Income Portfolio
                         Supplement Dated March 17, 1999
                   to the Statement of Additional Information
                               Dated July 28, 1998

         The Bear Stearns Funds Statement of Additional Information for the Large Cap Value Portfolio, Small Cap Value Portfolio and Income Portfolio is supplemented as follows:

         The following replaces the disclosure under "MANAGEMENT OF THE FUND" on pages 10 to 12.

                  Trustees and officers of the Fund, together with information as to their principal business occupations during at least the last five years, are shown below. Each Trustee who is an "interested person" of the Fund, as defined in the 1940 Act, is indicated by an asterisk.


              Name and Address                                  Position                        Principal Occupation
                  (and age)                                     with Fund                      During Past Five Years
                  ---------                                     ---------                      ----------------------

         Peter M. Bren (64)                                      Trustee                      President  of The Bren Co.  since
         126 East 56th Street                                                                 1969;   President  of  Koll,  Bren
         New York, NY  10021                                                                  Realty    Advisors    and   Senior
                                                                                              Partner for Lincoln Properties prior
                                                                                              thereto.

         Alan J. Dixon* (70)                                     Trustee                      Partner of Bryan Cave,  a law firm
         7535 Claymont Court                                                                  in St. Louis since  January  1993;
         Apt. #2                                                                              United States  Senator of Illinois
         Belleville, IL  62223                                                                from 1981 to 1993.

         John R. McKernan, Jr. (50)                              Trustee                      Chairman   and   Chief   Executive
         P.O. Box 15213                                                                       Officer  of  McKernan  Enterprises
         Portland, ME  02110                                                                  since  January  1995;  Governor of
                                                                                              Maine prior thereto.

         M.B. Oglesby, Jr. (56)                                  Trustee                      Consultant   since   March   1998;
         700 13th Street, N.W.                                                                President   and  Chief   Executive
         Suite 400                                                                            Officer.  Association  of American
         Washington, D.C.  20005                                                              Railroads  from June 1997 to March
                                                                                              1998; Vice Chairman of Cassidy &


                                                                                              Associates from February 1996 to June
                                                                                              1997; Senior Vice President of RJR
                                                                                              Nabisco, Inc. from April 1989 to
                                                                                              February 1996; Former Deputy Chief
                                                                                              of Staff-White House from 1988 to
                                                                                              January 1989.

         Michael Minikes* (53)                                   Trustee                      Senior  Managing  Director of Bear
         245 Park Avenue                                         Chairman                     Sterns   since   September   1985;
         New York, NY  10167                                                                  Chairman  of BSFM  since  December
                                                                                              1997;  Treasurer  of  Bear  Sterns
                                                                                              since January  1986;  Treasurer of
                                                                                              the  Bear  Sterns  Companies  Inc.
                                                                                              since September 1985;  Director of
                                                                                              The  Bear  Sterns  Companies  Inc.
                                                                                              since October 1989.

         Donalda L. Fordyce (39)                                 President                    Senior  Managing  Director of Bear
         575 Lexington Avenue                                                                 Stearns    since    March    1996;
         New York, NY  10022                                                                  previously Vice  President,  Asset
                                                                                              Management Group, Goldman Sachs from
                                                                                              1986 to 1996.

         Barry Sommers (30)                                      Executive Vice               Managing   Director  and  Head  of
         575 Lexington Avenue                                    President                    Marketing   and   Sales  for  Bear
         New York, NY  10022                                                                  Sterns  Funds  since  March  1997;
                                                                                              Vice   President  in  Mutual  Fund
                                                                                              Sales,  Goldman,  Sachs & Co. from
                                                                                              May   1995  to  May   1997;  Vice
                                                                                              President,    Putnam   Investments
                                                                                              from May 1992 to May 1995.

         Stephen A. Bornstein (55)                               Secretary                    Managing      Director,      Legal
         575 Lexington Avenue                                                                 Department;  General Counsel, Bear
         New York, NY  10022                                                                  Stearns Asset Management.



                                       2

         Frank J. Maresca (40)                                   Vice President and           Managing  Director of Bear Stearns
         575 Lexington Avenue                                    Treasurer                    since   September   1994;    Chief
         New York, NY  10022                                                                  Executive  Officer  and  President
                                                                                              of BSFM since December 1997; Associate
                                                                                              Director of Bear Stearns from
                                                                                              September 1993 to September 1994;
                                                                                              Vice President of Bear Stearns from
                                                                                              March 1992 to September 1993.

         Vincent L. Pereira (33)                                 Assistant                    Associate    Director    of   Bear
         575 Lexington Avenue                                    Treasurer                    Stearns  since   September   1995;
         New York, NY  10022                                                                  Treasurer  and  Secretary  of BSFM
                                                                                              since    December    1997;    Vice
                                                                                              President  of  Bear  Stearns  from
                                                                                              May   1993  to   September   1995;
                                                                                              Assistant    Vice   President   of
                                                                                              Mitchell       Hutchins      Asset
                                                                                              Management  Inc. from October 1992
                                                                                              to May 1993.

                                                                     Rule 497(e)
                                                       Registration No. 33-84842

                             The Bear Stearns Funds
                          Prime Money Market Portfolio
                         Supplement Dated March 17, 1999
                   to the Statement of Additional Information
                               Dated July 28, 1998

         The Bear Stearns Funds Prime Money Market Portfolio Statement of Additional Information is supplemented as follows:

         The following replaces the disclosure under "MANAGEMENT OF THE FUND" on pages 11 to 13.

                  Trustees and officers of the Fund, together with information as to their principal business occupations during at least the last five years, are shown below. Each Trustee who is an "interested person" of the Fund, as defined in the 1940 Act, is indicated by an asterisk.


              Name and Address                                  Position                        Principal Occupation
                  (and age)                                     with Fund                      During Past Five Years
                  ---------                                     ---------                      ----------------------

         Peter M. Bren (64)                                      Trustee                      President  of The Bren Co.  since
         126 East 56th Street                                                                 1969;   President  of  Koll,  Bren
         New York, NY  10021                                                                  Realty    Advisors    and   Senior
                                                                                              Partner for Lincoln Properties prior
                                                                                              thereto.

         Alan J. Dixon* (70)                                     Trustee                      Partner of Bryan Cave,  a law firm
         7535 Claymont Court                                                                  in St. Louis since  January  1993;
         Apt. #2                                                                              United States  Senator of Illinois
         Belleville, IL  62223                                                                from 1981 to 1993.

         John R. McKernan, Jr. (50)                              Trustee                      Chairman   and   Chief   Executive
         P.O. Box 15213                                                                       Officer  of  McKernan  Enterprises
         Portland, ME  02110                                                                  since  January  1995;  Governor of
                                                                                              Maine prior thereto.

         M.B. Oglesby, Jr. (56)                                  Trustee                      Consultant   since   March   1998;
         700 13th Street, N.W.                                                                President   and  Chief   Executive
         Suite 400                                                                            Officer.  Association  of American
         Washington, D.C.  20005                                                              Railroads  from June 1997 to March
                                                                                              1998; Vice Chairman of Cassidy &


                                                                                              Associates from February 1996 to June
                                                                                              1997; Senior Vice President of RJR
                                                                                              Nabisco, Inc. from April 1989 to
                                                                                              February 1996; Former Deputy Chief
                                                                                              of Staff-White House from 1988 to
                                                                                              January 1989.

         Michael Minikes* (53)                                   Trustee                      Senior  Managing  Director of Bear
         245 Park Avenue                                         Chairman                     Sterns   since   September   1985;
         New York, NY  10167                                                                  Chairman  of BSFM  since  December
                                                                                              1997;  Treasurer  of  Bear  Sterns
                                                                                              since January  1986;  Treasurer of
                                                                                              the  Bear  Sterns  Companies  Inc.
                                                                                              since September 1985;  Director of
                                                                                              The  Bear  Sterns  Companies  Inc.
                                                                                              since October 1989.

         Donalda L. Fordyce (39)                                 President                    Senior  Managing  Director of Bear
         575 Lexington Avenue                                                                 Stearns    since    March    1996;
         New York, NY  10022                                                                  previously Vice  President,  Asset
                                                                                              Management Group, Goldman Sachs from
                                                                                              1986 to 1996.

         Barry Sommers (30)                                      Executive Vice               Managing   Director  and  Head  of
         575 Lexington Avenue                                    President                    Marketing   and   Sales  for  Bear
         New York, NY  10022                                                                  Sterns  Funds  since  March  1997;
                                                                                              Vice   President  in  Mutual  Fund
                                                                                              Sales,  Goldman,  Sachs & Co. from
                                                                                              May   1995  to  May   1997;  Vice
                                                                                              President,    Putnam   Investments
                                                                                              from May 1992 to May 1995.

         Stephen A. Bornstein (55)                               Secretary                    Managing      Director,      Legal
         575 Lexington Avenue                                                                 Department;  General Counsel, Bear
         New York, NY  10022                                                                  Stearns Asset Management.



                                       2

         Frank J. Maresca (40)                                   Vice President and           Managing  Director of Bear Stearns
         575 Lexington Avenue                                    Treasurer                    since   September   1994;    Chief
         New York, NY  10022                                                                  Executive  Officer  and  President
                                                                                              of BSFM since December 1997; Associate
                                                                                              Director of Bear Stearns from
                                                                                              September 1993 to September 1994;
                                                                                              Vice President of Bear Stearns from
                                                                                              March 1992 to September 1993.

         Vincent L. Pereira (33)                                 Assistant                    Associate    Director    of   Bear
         575 Lexington Avenue                                    Treasurer                    Stearns  since   September   1995;
         New York, NY  10022                                                                  Treasurer  and  Secretary  of BSFM
                                                                                              since    December    1997;    Vice
                                                                                              President  of  Bear  Stearns  from
                                                                                              May   1993  to   September   1995;
                                                                                              Assistant    Vice   President   of
                                                                                              Mitchell       Hutchins      Asset
                                                                                              Management  Inc. from October 1992
                                                                                              to May 1993.

                                                                     Rule 497(e)
                                                       Registration No. 33-84842

                             The Bear Stearns Funds
                        High Yield Total Return Portfolio
                         Supplement Dated March 17, 1999
                   to the Statement of Additional Information
                               Dated July 28, 1998

         The Bear Stearns Funds High Yield Total Return Portfolio Statement of Additional Information is supplemented as follows:

         The following replaces the disclosure under "MANAGEMENT OF THE FUND" on pages 24 to 26.

                  Trustees and officers of the Fund, together with information as to their principal business occupations during at least the last five years, are shown below. Each Trustee who is an "interested person" of the Fund, as defined in the 1940 Act, is indicated by an asterisk.


              Name and Address                                  Position                        Principal Occupation
                  (and age)                                     with Fund                      During Past Five Years
                  ---------                                     ---------                      ----------------------

         Peter M. Bren (64)                                      Trustee                      President  of The Bren Co.  since
         126 East 56th Street                                                                 1969;   President  of  Koll,  Bren
         New York, NY  10021                                                                  Realty    Advisors    and   Senior
                                                                                              Partner for Lincoln Properties prior
                                                                                              thereto.

         Alan J. Dixon* (70)                                     Trustee                      Partner of Bryan Cave,  a law firm
         7535 Claymont Court                                                                  in St. Louis since  January  1993;
         Apt. #2                                                                              United States  Senator of Illinois
         Belleville, IL  62223                                                                from 1981 to 1993.

         John R. McKernan, Jr. (50)                              Trustee                      Chairman   and   Chief   Executive
         P.O. Box 15213                                                                       Officer  of  McKernan  Enterprises
         Portland, ME  02110                                                                  since  January  1995;  Governor of
                                                                                              Maine prior thereto.

         M.B. Oglesby, Jr. (56)                                  Trustee                      Consultant   since   March   1998;
         700 13th Street, N.W.                                                                President   and  Chief   Executive
         Suite 400                                                                            Officer.  Association  of American
         Washington, D.C.  20005                                                              Railroads  from June 1997 to March
                                                                                              1998; Vice Chairman of Cassidy &


                                                                                              Associates from February 1996 to June
                                                                                              1997; Senior Vice President of RJR
                                                                                              Nabisco, Inc. from April 1989 to
                                                                                              February 1996; Former Deputy Chief
                                                                                              of Staff-White House from 1988 to
                                                                                              January 1989.

         Michael Minikes* (53)                                   Trustee                      Senior  Managing  Director of Bear
         245 Park Avenue                                         Chairman                     Sterns   since   September   1985;
         New York, NY  10167                                                                  Chairman  of BSFM  since  December
                                                                                              1997;  Treasurer  of  Bear  Sterns
                                                                                              since January  1986;  Treasurer of
                                                                                              the  Bear  Sterns  Companies  Inc.
                                                                                              since September 1985;  Director of
                                                                                              The  Bear  Sterns  Companies  Inc.
                                                                                              since October 1989.

         Donalda L. Fordyce (39)                                 President                    Senior  Managing  Director of Bear
         575 Lexington Avenue                                                                 Stearns    since    March    1996;
         New York, NY  10022                                                                  previously Vice  President,  Asset
                                                                                              Management Group, Goldman Sachs from
                                                                                              1986 to 1996.

         Barry Sommers (30)                                      Executive Vice               Managing   Director  and  Head  of
         575 Lexington Avenue                                    President                    Marketing   and   Sales  for  Bear
         New York, NY  10022                                                                  Sterns  Funds  since  March  1997;
                                                                                              Vice   President  in  Mutual  Fund
                                                                                              Sales,  Goldman,  Sachs & Co. from
                                                                                              May   1995  to  May   1997;  Vice
                                                                                              President,    Putnam   Investments
                                                                                              from May 1992 to May 1995.

         Stephen A. Bornstein (55)                               Secretary                    Managing      Director,      Legal
         575 Lexington Avenue                                                                 Department;  General Counsel, Bear
         New York, NY  10022                                                                  Stearns Asset Management.



                                       2

         Frank J. Maresca (40)                                   Vice President and           Managing  Director of Bear Stearns
         575 Lexington Avenue                                    Treasurer                    since   September   1994;    Chief
         New York, NY  10022                                                                  Executive  Officer  and  President
                                                                                              of BSFM since December 1997; Associate
                                                                                              Director of Bear Stearns from
                                                                                              September 1993 to September 1994;
                                                                                              Vice President of Bear Stearns from
                                                                                              March 1992 to September 1993.

         Vincent L. Pereira (33)                                 Assistant                    Associate    Director    of   Bear
         575 Lexington Avenue                                    Treasurer                    Stearns  since   September   1995;
         New York, NY  10022                                                                  Treasurer  and  Secretary  of BSFM
                                                                                              since    December    1997;    Vice
                                                                                              President  of  Bear  Stearns  from
                                                                                              May   1993  to   September   1995;
                                                                                              Assistant    Vice   President   of
                                                                                              Mitchell       Hutchins      Asset
                                                                                              Management  Inc. from October 1992
                                                                                              to May 1993.

                                                                     Rule 497(e)
                                                       Registration No. 33-84842

                             The Bear Stearns Funds
                            The Insiders Select Fund
                         Supplement Dated March 17, 1999
                   to the Statement of Additional Information
                               Dated July 28, 1998

         The Bear Stearns Funds Insiders Select Fund Statement of Additional Information is supplemented as follows:

         The following replaces the disclosure under "MANAGEMENT OF THE FUND" on pages 9 to 11.

                  Trustees and officers of the Fund, together with information as to their principal business occupations during at least the last five years, are shown below. Each Trustee who is an "interested person" of the Fund, as defined in the 1940 Act, is indicated by an asterisk.


              Name and Address                                  Position                        Principal Occupation
                  (and age)                                     with Fund                      During Past Five Years
                  ---------                                     ---------                      ----------------------

         Peter M. Bren (64)                                      Trustee                      President  of The Bren Co.  since
         126 East 56th Street                                                                 1969;   President  of  Koll,  Bren
         New York, NY  10021                                                                  Realty    Advisors    and   Senior
                                                                                              Partner for Lincoln Properties prior
                                                                                              thereto.

         Alan J. Dixon* (70)                                     Trustee                      Partner of Bryan Cave,  a law firm
         7535 Claymont Court                                                                  in St. Louis since  January  1993;
         Apt. #2                                                                              United States  Senator of Illinois
         Belleville, IL  62223                                                                from 1981 to 1993.

         John R. McKernan, Jr. (50)                              Trustee                      Chairman   and   Chief   Executive
         P.O. Box 15213                                                                       Officer  of  McKernan  Enterprises
         Portland, ME  02110                                                                  since  January  1995;  Governor of
                                                                                              Maine prior thereto.

         M.B. Oglesby, Jr. (56)                                  Trustee                      Consultant   since   March   1998;
         700 13th Street, N.W.                                                                President   and  Chief   Executive
         Suite 400                                                                            Officer.  Association  of American
         Washington, D.C.  20005                                                              Railroads  from June 1997 to March
                                                                                              1998; Vice Chairman of Cassidy &


                                                                                              Associates from February 1996 to June
                                                                                              1997; Senior Vice President of RJR
                                                                                              Nabisco, Inc. from April 1989 to
                                                                                              February 1996; Former Deputy Chief
                                                                                              of Staff-White House from 1988 to
                                                                                              January 1989.

         Michael Minikes* (53)                                   Trustee                      Senior  Managing  Director of Bear
         245 Park Avenue                                         Chairman                     Sterns   since   September   1985;
         New York, NY  10167                                                                  Chairman  of BSFM  since  December
                                                                                              1997;  Treasurer  of  Bear  Sterns
                                                                                              since January  1986;  Treasurer of
                                                                                              the  Bear  Sterns  Companies  Inc.
                                                                                              since September 1985;  Director of
                                                                                              The  Bear  Sterns  Companies  Inc.
                                                                                              since October 1989.

         Donalda L. Fordyce (39)                                 President                    Senior  Managing  Director of Bear
         575 Lexington Avenue                                                                 Stearns    since    March    1996;
         New York, NY  10022                                                                  previously Vice  President,  Asset
                                                                                              Management Group, Goldman Sachs from
                                                                                              1986 to 1996.
         Barry Sommers (30)                                      Executive Vice               Managing   Director  and  Head  of
         575 Lexington Avenue                                    President                    Marketing   and   Sales  for  Bear
         New York, NY  10022                                                                  Sterns  Funds  since  March  1997;
                                                                                              Vice   President  in  Mutual  Fund
                                                                                              Sales,  Goldman,  Sachs & Co. from
                                                                                              May   1995  to  May   1997;  Vice
                                                                                              President,    Putnam   Investments
                                                                                              from May 1992 to May 1995.

         Stephen A. Bornstein (55)                               Secretary                    Managing      Director,      Legal
         575 Lexington Avenue                                                                 Department;  General Counsel, Bear
         New York, NY  10022                                                                  Stearns Asset Management.



                                       2

         Frank J. Maresca (40)                                   Vice President and           Managing  Director of Bear Stearns
         575 Lexington Avenue                                    Treasurer                    since   September   1994;    Chief
         New York, NY  10022                                                                  Executive  Officer  and  President
                                                                                              of BSFM since December 1997; Associate
                                                                                              Director of Bear Stearns from
                                                                                              September 1993 to September 1994;
                                                                                              Vice President of Bear Stearns from
                                                                                              March 1992 to September 1993.

         Vincent L. Pereira (33)                                 Assistant                    Associate    Director    of   Bear
         575 Lexington Avenue                                    Treasurer                    Stearns  since   September   1995;
         New York, NY  10022                                                                  Treasurer  and  Secretary  of BSFM
                                                                                              since    December    1997;    Vice
                                                                                              President  of  Bear  Stearns  from
                                                                                              May   1993  to   September   1995;
                                                                                              Assistant    Vice   President   of
                                                                                              Mitchell       Hutchins      Asset
                                                                                              Management  Inc. from October 1992
                                                                                              to May 1993.

                                                                     Rule 497(e)
                                                       Registration No. 33-84842

                             The Bear Stearns Funds
                              Focus List Portfolio
                         Supplement Dated March 17, 1999
                   to the Statement of Additional Information
                               Dated July 28, 1998

The Bear Stearns Funds Focus List Portfolio Statement of Additional Information is supplemented as follows:

The following replaces the disclosure under "MANAGEMENT OF THE FUND" on pages 9 to 11.

         Trustees and officers of the Fund, together with information as to their principal business occupations during at least the last five years, are shown below. Each Trustee who is an "interested person" of the Fund, as defined in the 1940 Act, is indicated by an asterisk.


              Name and Address                                  Position                        Principal Occupation
                  (and age)                                     with Fund                      During Past Five Years
                  ---------                                     ---------                      ----------------------

         Peter M. Bren (64)                                      Trustee                      President  of The Bren Co.  since
         126 East 56th Street                                                                 1969;   President  of  Koll,  Bren
         New York, NY  10021                                                                  Realty    Advisors    and   Senior
                                                                                              Partner for Lincoln Properties prior
                                                                                              thereto.

         Alan J. Dixon* (70)                                     Trustee                      Partner of Bryan Cave,  a law firm
         7535 Claymont Court                                                                  in St. Louis since  January  1993;
         Apt. #2                                                                              United States  Senator of Illinois
         Belleville, IL  62223                                                                from 1981 to 1993.

         John R. McKernan, Jr. (50)                              Trustee                      Chairman   and   Chief   Executive
         P.O. Box 15213                                                                       Officer  of  McKernan  Enterprises
         Portland, ME  02110                                                                  since  January  1995;  Governor of
                                                                                              Maine prior thereto.

         M.B. Oglesby, Jr. (56)                                  Trustee                      Consultant   since   March   1998;
         700 13th Street, N.W.                                                                President   and  Chief   Executive
         Suite 400                                                                            Officer.  Association  of American
         Washington, D.C.  20005                                                              Railroads  from June 1997 to March
                                                                                              1998; Vice Chairman of Cassidy &


                                                                                              Associates from February 1996 to June
                                                                                              1997; Senior Vice President of RJR
                                                                                              Nabisco, Inc. from April 1989 to
                                                                                              February 1996; Former Deputy Chief
                                                                                              of Staff-White House from 1988 to
                                                                                              January 1989.

         Michael Minikes* (53)                                   Trustee                      Senior  Managing  Director of Bear
         245 Park Avenue                                         Chairman                     Sterns   since   September   1985;
         New York, NY  10167                                                                  Chairman  of BSFM  since  December
                                                                                              1997;  Treasurer  of  Bear  Sterns
                                                                                              since January  1986;  Treasurer of
                                                                                              the  Bear  Sterns  Companies  Inc.
                                                                                              since September 1985;  Director of
                                                                                              The  Bear  Sterns  Companies  Inc.
                                                                                              since October 1989.

         Donalda L. Fordyce (39)                                 President                    Senior  Managing  Director of Bear
         575 Lexington Avenue                                                                 Stearns    since    March    1996;
         New York, NY  10022                                                                  previously Vice  President,  Asset
                                                                                              Management Group, Goldman Sachs from
                                                                                              1986 to 1996.
         Barry Sommers (30)                                      Executive Vice               Managing   Director  and  Head  of
         575 Lexington Avenue                                    President                    Marketing   and   Sales  for  Bear
         New York, NY  10022                                                                  Sterns  Funds  since  March  1997;
                                                                                              Vice   President  in  Mutual  Fund
                                                                                              Sales,  Goldman,  Sachs & Co. from
                                                                                              May   1995  to  May   1997;  Vice
                                                                                              President,    Putnam   Investments
                                                                                              from May 1992 to May 1995.

         Stephen A. Bornstein (55)                               Secretary                    Managing      Director,      Legal
         575 Lexington Avenue                                                                 Department;  General Counsel, Bear
         New York, NY  10022                                                                  Stearns Asset Management.



                                       2

         Frank J. Maresca (40)                                   Vice President and           Managing  Director of Bear Stearns
         575 Lexington Avenue                                    Treasurer                    since   September   1994;    Chief
         New York, NY  10022                                                                  Executive  Officer  and  President
                                                                                              of BSFM since December 1997; Associate
                                                                                              Director of Bear Stearns from
                                                                                              September 1993 to September 1994;
                                                                                              Vice President of Bear Stearns from
                                                                                              March 1992 to September 1993.

         Vincent L. Pereira (33)                                 Assistant                    Associate    Director    of   Bear
         575 Lexington Avenue                                    Treasurer                    Stearns  since   September   1995;
         New York, NY  10022                                                                  Treasurer  and  Secretary  of BSFM
                                                                                              since    December    1997;    Vice
                                                                                              President  of  Bear  Stearns  from
                                                                                              May   1993  to   September   1995;
                                                                                              Assistant    Vice   President   of
                                                                                              Mitchell       Hutchins      Asset
                                                                                              Management  Inc. from October 1992
                                                                                              to May 1993.

                                                                     Rule 497(e)
                                                       Registration No. 33-84842

                             The Bear Stearns Funds
                         International Equity Portfolio
                         Supplement Dated March 17, 1999
                   to the Statement of Additional Information
                               Dated July 28, 1998

The Bear Stearns Funds International Equity Portfolio Statement of Additional Information is supplemented as follows:

The following replaces the disclosure under "MANAGEMENT OF THE FUND" on pages 23 to 25.

         Trustees and officers of the Fund, together with information as to their principal business occupations during at least the last five years, are shown below. Each Trustee who is an "interested person" of the Fund, as defined in the 1940 Act, is indicated by an asterisk.


              Name and Address                                  Position                        Principal Occupation
                  (and age)                                     with Fund                      During Past Five Years
                  ---------                                     ---------                      ----------------------

         Peter M. Bren (64)                                      Trustee                      President  of The Bren Co.  since
         126 East 56th Street                                                                 1969;   President  of  Koll,  Bren
         New York, NY  10021                                                                  Realty    Advisors    and   Senior
                                                                                              Partner for Lincoln Properties prior
                                                                                              thereto.

         Alan J. Dixon* (70)                                     Trustee                      Partner of Bryan Cave,  a law firm
         7535 Claymont Court                                                                  in St. Louis since  January  1993;
         Apt. #2                                                                              United States  Senator of Illinois
         Belleville, IL  62223                                                                from 1981 to 1993.

         John R. McKernan, Jr. (50)                              Trustee                      Chairman   and   Chief   Executive
         P.O. Box 15213                                                                       Officer  of  McKernan  Enterprises
         Portland, ME  02110                                                                  since  January  1995;  Governor of
                                                                                              Maine prior thereto.

         M.B. Oglesby, Jr. (56)                                  Trustee                      Consultant   since   March   1998;
         700 13th Street, N.W.                                                                President   and  Chief   Executive
         Suite 400                                                                            Officer.  Association  of American
         Washington, D.C.  20005                                                              Railroads  from June 1997 to March
                                                                                              1998; Vice Chairman of Cassidy &


                                                                                              Associates from February 1996 to June
                                                                                              1997; Senior Vice President of RJR
                                                                                              Nabisco, Inc. from April 1989 to
                                                                                              February 1996; Former Deputy Chief
                                                                                              of Staff-White House from 1988 to
                                                                                              January 1989.

         Michael Minikes* (53)                                   Trustee                      Senior  Managing  Director of Bear
         245 Park Avenue                                         Chairman                     Sterns   since   September   1985;
         New York, NY  10167                                                                  Chairman  of BSFM  since  December
                                                                                              1997;  Treasurer  of  Bear  Sterns
                                                                                              since January  1986;  Treasurer of
                                                                                              the  Bear  Sterns  Companies  Inc.
                                                                                              since September 1985;  Director of
                                                                                              The  Bear  Sterns  Companies  Inc.
                                                                                              since October 1989.

         Donalda L. Fordyce (39)                                 President                    Senior  Managing  Director of Bear
         575 Lexington Avenue                                                                 Stearns    since    March    1996;
         New York, NY  10022                                                                  previously Vice  President,  Asset
                                                                                              Management Group, Goldman Sachs from
                                                                                              1986 to 1996.

         Barry Sommers (30)                                      Executive Vice               Managing   Director  and  Head  of
         575 Lexington Avenue                                    President                    Marketing   and   Sales  for  Bear
         New York, NY  10022                                                                  Sterns  Funds  since  March  1997;
                                                                                              Vice   President  in  Mutual  Fund
                                                                                              Sales,  Goldman,  Sachs & Co. from
                                                                                              May   1995  to  May   1997;  Vice
                                                                                              President,    Putnam   Investments
                                                                                              from May 1992 to May 1995.

         Stephen A. Bornstein (55)                               Secretary                    Managing      Director,      Legal
         575 Lexington Avenue                                                                 Department;  General Counsel, Bear
         New York, NY  10022                                                                  Stearns Asset Management.



                                       2

         Frank J. Maresca (40)                                   Vice President and           Managing  Director of Bear Stearns
         575 Lexington Avenue                                    Treasurer                    since   September   1994;    Chief
         New York, NY  10022                                                                  Executive  Officer  and  President
                                                                                              of BSFM since December 1997; Associate
                                                                                              Director of Bear Stearns from
                                                                                              September 1993 to September 1994;
                                                                                              Vice President of Bear Stearns from
                                                                                              March 1992 to September 1993.

         Vincent L. Pereira (33)                                 Assistant                    Associate    Director    of   Bear
         575 Lexington Avenue                                    Treasurer                    Stearns  since   September   1995;
         New York, NY  10022                                                                  Treasurer  and  Secretary  of BSFM
                                                                                              since    December    1997;    Vice
                                                                                              President  of  Bear  Stearns  from
                                                                                              May   1993  to   September   1995;
                                                                                              Assistant    Vice   President   of
                                                                                              Mitchell       Hutchins      Asset
                                                                                              Management  Inc. from October 1992
                                                                                              to May 1993.

                                                                     Rule 497(e)
                                                       Registration No. 33-84842

                             The Bear Stearns Funds
                               S&P STARS Portfolio
                         Supplement Dated March 17, 1999
                   to the Statement of Additional Information
                               Dated July 28, 1998

The Bear Stearns Funds S&P STARS Portfolio Statement of Additional Information is supplemented as follows:

The following replaces the disclosure under "MANAGEMENT OF THE FUND" on pages 7 to 9.

         Trustees and officers of the Fund, together with information as to their principal business occupations during at least the last five years, are shown below. Each Trustee who is an "interested person" of the Fund, as defined in the 1940 Act, is indicated by an asterisk.


              Name and Address                                  Position                        Principal Occupation
                  (and age)                                     with Fund                      During Past Five Years
                  ---------                                     ---------                      ----------------------

         Peter M. Bren (64)                                      Trustee                      President  of The Bren Co.  since
         126 East 56th Street                                                                 1969;   President  of  Koll,  Bren
         New York, NY  10021                                                                  Realty    Advisors    and   Senior
                                                                                              Partner for Lincoln Properties prior
                                                                                              thereto.

         Alan J. Dixon* (70)                                     Trustee                      Partner of Bryan Cave,  a law firm
         7535 Claymont Court                                                                  in St. Louis since  January  1993;
         Apt. #2                                                                              United States  Senator of Illinois
         Belleville, IL  62223                                                                from 1981 to 1993.

         John R. McKernan, Jr. (50)                              Trustee                      Chairman   and   Chief   Executive
         P.O. Box 15213                                                                       Officer  of  McKernan  Enterprises
         Portland, ME  02110                                                                  since  January  1995;  Governor of
                                                                                              Maine prior thereto.

         M.B. Oglesby, Jr. (56)                                  Trustee                      Consultant   since   March   1998;
         700 13th Street, N.W.                                                                President   and  Chief   Executive
         Suite 400                                                                            Officer.  Association  of American
         Washington, D.C.  20005                                                              Railroads  from June 1997 to March
                                                                                              1998; Vice Chairman of Cassidy &


                                                                                              Associates from February 1996 to June
                                                                                              1997; Senior Vice President of RJR
                                                                                              Nabisco, Inc. from April 1989 to
                                                                                              February 1996; Former Deputy Chief
                                                                                              of Staff-White House from 1988 to
                                                                                              January 1989.

         Michael Minikes* (53)                                   Trustee                      Senior  Managing  Director of Bear
         245 Park Avenue                                         Chairman                     Sterns   since   September   1985;
         New York, NY  10167                                                                  Chairman  of BSFM  since  December
                                                                                              1997;  Treasurer  of  Bear  Sterns
                                                                                              since January  1986;  Treasurer of
                                                                                              the  Bear  Sterns  Companies  Inc.
                                                                                              since September 1985;  Director of
                                                                                              The  Bear  Sterns  Companies  Inc.
                                                                                              since October 1989.

         Donalda L. Fordyce (39)                                 President                    Senior  Managing  Director of Bear
         575 Lexington Avenue                                                                 Stearns    since    March    1996;
         New York, NY  10022                                                                  previously Vice  President,  Asset
                                                                                              Management Group, Goldman Sachs from
                                                                                              1986 to 1996.

         Barry Sommers (30)                                      Executive Vice               Managing   Director  and  Head  of
         575 Lexington Avenue                                    President                    Marketing   and   Sales  for  Bear
         New York, NY  10022                                                                  Sterns  Funds  since  March  1997;
                                                                                              Vice   President  in  Mutual  Fund
                                                                                              Sales,  Goldman,  Sachs & Co. from
                                                                                              May   1995  to  May   1997;  Vice
                                                                                              President,    Putnam   Investments
                                                                                              from May 1992 to May 1995.

         Stephen A. Bornstein (55)                               Secretary                    Managing      Director,      Legal
         575 Lexington Avenue                                                                 Department;  General Counsel, Bear
         New York, NY  10022                                                                  Stearns Asset Management.



                                       2

         Frank J. Maresca (40)                                   Vice President and           Managing  Director of Bear Stearns
         575 Lexington Avenue                                    Treasurer                    since   September   1994;    Chief
         New York, NY  10022                                                                  Executive  Officer  and  President
                                                                                              of BSFM since December 1997; Associate
                                                                                              Director of Bear Stearns from
                                                                                              September 1993 to September 1994;
                                                                                              Vice President of Bear Stearns from
                                                                                              March 1992 to September 1993.

         Vincent L. Pereira (33)                                 Assistant                    Associate    Director    of   Bear
         575 Lexington Avenue                                    Treasurer                    Stearns  since   September   1995;
         New York, NY  10022                                                                  Treasurer  and  Secretary  of BSFM
                                                                                              since    December    1997;    Vice
                                                                                              President  of  Bear  Stearns  from
                                                                                              May   1993  to   September   1995;
                                                                                              Assistant    Vice   President   of
                                                                                              Mitchell       Hutchins      Asset
                                                                                              Management  Inc. from October 1992
                                                                                              to May 1993.



                                       3